Redeemable preferred shares of non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable Preferred Shares Of Non-controlling Interest
Schedule of redeemable preferred shares

The movement in the carrying value of the redeemable preferred shares are as follows:

	Redeemable preferred shares issued to Qianjin NetWork	Redeemable preferred shares issued to Tianyun Rongchuang and Haichuanghui	Redeemable preferred shares issued to Jiaxing Anding	Total
Balance as of December 31, 2021	73,535	13,969	24,500	112,004
Accretion of subsidiary’s redeemable preferred shares to redemption value	493	802	1,611	2,906
Waive of redemption features	(74,028)	(14,771)	(26,111)	(114,910)
Balance as of December 31, 2022	-	-	-	-